JOHN HANCOCK FUNDS

SUPPLEMENT TO ALL

INSTITUTIONAL CLASS I SHARE PROSPECTUSES

(except Independence Diversified Core Equity Fund II)

Under the heading “Your account”, TRANSACTION POLICIES, the following new paragraph has been added under the “Exchanges” subheading:

“Under certain circumstances, an investor who purchases Class I Shares in a Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status” in the SAI for information regarding taxation upon the redemption or exchange of shares of the Funds.

Please see the back cover of this prospectus for how to obtain a current copy of the SAI.”

MFIPS2 6/07

June 18, 2007

INVESTMENT TRUST III

John Hancock Greater China Opportunities Fund

(“Greater China Opportunities Fund”)

Class A, Class B, Class C, Class I and Class NAV Shares

Supplement to the Statement of Additional Information

dated March 1, 2007

Under the “ADDITIONAL SERVICES PROGRAMS” section on page 87, under the “Exchange Privilege” subsection, the following new paragraph has been added after the fourth paragraph:

“Under certain circumstances, an investor who purchases Class I Shares in the Funds pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by these Funds may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. See “TAX STATUS” for information regarding taxation upon the redemption or exchange of shares of the Funds”.

08SAIS 6/07

June 18, 2007